Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2019	2018
Intangible assets subject to amortization	$215.9	$282.2
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$228.3	$294.6
[1] Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2019			2018
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$173.9	$82.3	$256.2	$137.3	$118.9
Agency relationships	159.2	54.0	105.2	159.2	42.6	116.6
Software rights	79.1	50.7	28.4	79.1	40.1	39.0
Trade name	34.8	34.8	0	34.8	27.1	7.7
Total	$529.3	$313.4	$215.9	$529.3	$247.1	$282.2

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2019, follows:

(millions)
Year	Amortization Expense
2020	$56.9
2021	56.6
2022	29.2
2023	13.5
2024	11.4